Note 17 - Related Party Transactions (Details) (USD $)		7 Months Ended		7 Months Ended	1 Months Ended					12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012 Series E Preferred Stock to Common Stock [Member] National Securities Growth Partners [Member]	Sep. 30, 2012 Common Shares [Member] National Securities Growth Partners [Member]	Sep. 30, 2012 Convertible Debt [Member] National Securities Growth Partners [Member]	Jan. 25, 2013 Private Placement [Member] Sale of Stock [Member]	Jan. 25, 2013 Private Placement [Member] Chief Executive Officer [Member]	Jan. 25, 2013 Private Placement [Member] Co-Executive Chairman [Member]	Jan. 25, 2013 Private Placement [Member] Mark Goldwasser [Member]	Jan. 25, 2013 Private Placement [Member] Chief Financial Officer [Member]	Sep. 30, 2013 Placement Agent [Member] Subsidiary [Member]	Feb. 07, 2013 Contractor Agreement [Member] Chief Executive Officer [Member]	Sep. 30, 2013 Salary [Member] Immediate Family Member of Management or Principal Owner [Member]	Sep. 30, 2013 Evaluation Services [Member] Immediate Family Member of Management or Principal Owner [Member]	Sep. 30, 2013 Series E Preferred Stock [Member]	Sep. 30, 2012 Series E Preferred Stock [Member]	Sep. 30, 2012 National Securities Growth Partners [Member]	Jan. 25, 2013 Mr. Sokolow [Member]	Jul. 25, 2012 Mr. Sokolow [Member]	Jan. 25, 2013 Chief Executive Officer [Member]	Jan. 25, 2013 Plimpton [Member]
Note 17 - Related Party Transactions (Details) [Line Items]
Proceeds from Related Party Debt (in Dollars)				$ 5,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)														$ 0.01	$ 0.01
Conversion of Stock, Shares Converted		10,000,000
Class of Warrant or Right, Outstanding																10,000,000	215,741		215,741	1,078,730
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	10,000,000		6,697,140											6,000,000			101,214		101,214	506,080
Due to Other Related Parties (in Dollars)																		300,000
Sale of Stock, Number of Shares Issued in Transaction						1,000,000	166,666	66,666	25,000
Sale of Stock, Price Per Share (in Dollars per share)						$ 0.30	$ 0.30	$ 0.30	$ 0.30					$ 50
Related Party Transaction, Amounts of Transaction (in Dollars)					377,500					370,000		72,000
Related Party Transaction, Rate											50.00%
Related Party Transaction, Expenses from Transactions with Related Party (in Dollars)													$ 50,000